LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 96.4%
	ALABAMA — 0.5%
320,000	Pell City Square Cooperative District	7.0000	04/01/44	$ 310,605

	ARIZONA — 9.9%
1,320,000	Arizona Industrial Development Authority (Arizona Christian University)	5.6250	10/01/49	1,182,888
300,000	Arizona Industrial Development Authority (Pinecrest Academy of Northern Nevada)	4.5000	07/15/29	290,968
750,000	Arizona Industrial Development Authority (San Tan Montessori School Inc Obligated Group)(a)	6.8750	02/01/65	750,991
275,000	Industrial Development Authority of the County of Pima (Career Success Schools)	5.7500	05/01/50	274,490
100,000	Industrial Development Authority of the County of Pima (La Posada at Park Centre Inc Obligated Group)	6.8750	11/15/52	107,351
590,000	Maricopa County Industrial Development Authority (Arizona Christian University)	6.3750	10/01/54	581,520
625,000	Maricopa County Industrial Development Authority (Prescott Valley Charter School)	7.1250	07/01/54	597,569
250,000	Sierra Vista Industrial Development Authority (American Leadership Academy Inc)(a)	5.0000	06/15/64	223,446
250,000	Sierra Vista Industrial Development Authority (Fit Kids Inc)(a)	6.3000	06/15/54	257,157
200,000	Sierra Vista Industrial Development Authority (Fit Kids Inc)(a)	6.3750	06/15/64	205,357
1,330,000	Sierra Vista Industrial Development Authority (Fit Kids Inc)(a)	5.7500	06/15/64	1,272,183
800,000	Sierra Vista Industrial Development Authority (Wake Preparatory Academy)	6.5000	06/15/60	809,903
				6,553,823
	CALIFORNIA — 2.0%
1,350,000	California Public Finance Authority (P3 Irvine SL Holdings LLC Obligated Group)	6.5000	06/01/54	1,314,485

	COLORADO — 3.1%
750,000	Colorado Health Facilities Authority (American Baptist Homes of the Midwest Obligated Group)	8.0000	08/01/43	476,699
760,000	Haymeadow Metropolitan District No 1 (Haymeadow Metropolitan District No 1)	6.1250	12/01/54	783,073
875,000	Mineral Business Improvement District(a)	5.7500	12/01/54	883,435
				2,143,207
	CONNECTICUT — 0.6%
365,000	Stamford Housing Authority (TJH Senior Living LLC Obligated Group)	6.5000	10/01/55	372,619

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 96.4% (Continued)
	DELAWARE — 0.2%
150,000	Delaware State Economic Development Authority (Academia Antonia Alonso Inc)(a)	6.0000	07/01/65	$ 150,953

	FLORIDA — 2.9%
200,000	Capital Projects Finance Authority (Imagine School At North Port Inc)(a)	6.7500	06/15/65	201,304
415,000	Capital Trust Agency, Inc. (Atlantic Housing Foundation Properties Obligated Group)	6.0000	07/01/42	343,009
800,000	Capital Trust Agency, Inc. (Atlantic Housing Foundation Properties Obligated Group)	6.3750	05/01/53	813,710
200,000	Capital Trust Agency, Inc. (Franklin Academy Series 2020 Obligated Group)	5.0000	12/15/50	177,191
100,000	Capital Trust Agency, Inc. (Franklin Academy Series 2020 Obligated Group)(a)	5.0000	12/15/55	87,117
225,000	Capital Trust Authority (Team Success A School of Excellence Inc)(a)	7.5000	06/01/55	222,938
321,487	Highlands County Health Facilities Authority (Trousdale Foundation Obligated Group) (d)	6.0000	04/01/38	4,019
150,000	Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group)	5.2500	11/01/55	153,378
				2,002,666
	GEORGIA — 1.3%
360,000	Development Authority of Bulloch County (Charter Conservatory for Liberal Arts & Technology Inc)(a)	6.7500	06/15/64	353,592
435,000	Fulton County Residential Care Facilities for the Elderly Authority (All Saints-St Luke's Episcopal Home for the Retired Obligated Group)	4.0000	04/01/56	339,587
195,000	Macon-Bibb County Urban Development Authority (Academy for Classical Education Inc)	5.8750	06/15/47	196,003
				889,182
	IDAHO — 1.9%
100,000	Avimor Community Infrastructure District No 1(a)	5.8750	09/01/53	102,985
1,150,000	Avimor Community Infrastructure District No 1(a)	5.5000	09/01/53	1,159,978
				1,262,963
	ILLINOIS — 2.5%
100,000	City of Evanston IL (Roycemore School)	4.3750	04/01/41	82,123
250,000	City of Evanston IL (Roycemore School)	4.6250	04/01/51	190,554
300,000	Illinois Finance Authority (Chicago Theatre Group Inc)(a)	6.1250	10/01/50	305,627
100,000	Illinois Finance Authority (DePaul College Prep)(a)	5.6250	08/01/53	102,549
150,000	Illinois Finance Authority (Plymouth Place Obligated Group)	5.0000	05/15/41	144,652
910,000	Illinois Finance Authority (Plymouth Place Obligated Group)	5.0000	05/15/51	793,737
				1,619,242

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 96.4% (Continued)
	INDIANA — 2.5%
2,620,000	City of Anderson IN (Anderson University Inc/Indiana)	6.0000	10/01/42	$ 1,576,557

	IOWA — 0.9%
200,000	Iowa Finance Authority (Union at the Marina LP)(a)	6.0000	11/01/42	197,382
455,000	Iowa Higher Education Loan Authority (Simpson College)	5.5000	11/01/51	399,212
				596,594
	KANSAS — 0.9%
360,000	City of Wichita KS (Presbyterian Manors Obligated Group)	5.8750	05/15/50	342,489
300,000	City of Wichita KS (Presbyterian Manors Obligated Group)	6.0000	05/15/54	287,487
				629,976
	KENTUCKY — 2.1%
380,000	Kentucky Economic Development Finance Authority (Baptist Convalescent Center Obligated Group)	5.5000	11/15/27	358,432
800,000	Kentucky Economic Development Finance Authority (Baptist Convalescent Center Obligated Group)	6.0000	11/15/36	634,257
520,000	Kentucky Economic Development Finance Authority (Baptist Convalescent Center Obligated Group)	6.2500	11/15/46	374,272
				1,366,961
	LOUISIANA — 0.4%
300,000	Louisiana Public Facilities Authority (Grambling High Foundation Inc)	5.2500	06/01/51	232,813

	MARYLAND — 0.0%(b)
25,000	Maryland Economic Development Corporation (Maryland Economic Development Corp Morgan View & Thurgood Marshall Student Hsg)	5.7500	07/01/53	26,292

	MICHIGAN — 6.1%
300,000	Academy of Warren (Academy of Warren)(a)	5.5000	05/01/50	270,096
1,295,000	Grand Rapids Economic Development Corporation (Clark Retirement Community Obligated Group)	5.5000	04/01/39	1,240,835
895,000	Grand Rapids Economic Development Corporation (Clark Retirement Community Obligated Group)	5.7500	04/01/49	787,264
380,000	Grand Rapids Economic Development Corporation (Clark Retirement Community Obligated Group)	5.7500	04/01/54	326,449
250,000	Michigan Finance Authority (Aquinas College)	4.0000	05/01/31	203,353
700,000	Michigan Finance Authority (Aquinas College)	5.0000	05/01/36	552,501
875,000	Michigan Finance Authority (Aquinas College)	5.0000	05/01/46	660,506
				4,041,004

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 96.4% (Continued)
	MINNESOTA — 1.6%
100,000	City of Apple Valley MN (PHS Apple Valley Senior Housing Inc)	5.6250	09/01/65	$ 101,223
559,926	City of Blaine MN (Crest View Obligated Group) (d)	6.1250	07/01/45	307,959
111,714	City of Blaine MN (Crest View Obligated Group) (d)	6.1250	07/01/50	61,443
500,000	City of Woodbury MN (Woodbury Leadership Academy)	6.0000	07/01/65	496,101
				966,726
	MONTANA — 2.4%
500,000	City of Kalispell MT (Immanuel Living at Buffalo Hill Obligated Group)	6.0000	05/15/60	510,850
400,000	County of Gallatin MT (Bozeman Fiber Inc)	4.0000	10/15/51	265,736
1,000,000	County of Gallatin MT (Bozeman Fiber Inc)(a)	0.0000	10/15/55	836,481
				1,613,067
	NEBRASKA — 2.1%
440,000	Douglas County Sanitary & Improvement District No 608	6.0000	12/15/32	439,757
100,000	Douglas County Sanitary & Improvement District No 608	7.0000	10/15/38	101,225
775,000	Douglas County Sanitary & Improvement District No 608	7.1250	10/15/43	782,436
				1,323,418
	NEW HAMPSHIRE — 2.0%
935,000	New Hampshire Business Finance Authority (Christian Health Care Center Obligated Group)	5.6250	07/01/46	937,088
370,000	New Hampshire Business Finance Authority (Christian Health Care Center Obligated Group)	5.7500	07/01/54	370,253
				1,307,341
	NEW JERSEY — 1.0%
750,000	New Jersey Economic Development Authority (Jersey City Community Charter School Inc)	5.7500	07/01/47	673,440

	NEW YORK — 1.8%
140,000	Otsego County Capital Resource Corporation (Hartwick College)	5.0000	10/01/45	94,840
500,000	Ulster County Capital Resource Corporation (Woodland Pond Inc Obligated Group)	5.2500	09/15/42	485,958
150,000	Ulster County Capital Resource Corporation (Woodland Pond Inc Obligated Group)	5.2500	09/15/53	136,154
500,000	Ulster County Capital Resource Corporation (Woodland Pond Inc Obligated Group)(a)	5.8750	09/15/59	495,134
				1,212,086

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 96.4% (Continued)
	OHIO — 3.1%
175,000	City of Norwood OH (City of Norwood OH Rockwood Exchange Tax Increment Fund)	5.0000	12/01/41	$ 178,138
325,000	County of Hardin OH (Ohio Northern University)	5.5000	05/01/50	290,379
178,604	County of Montgomery OH (Trousdale Foundation Obligated Group) (d)	6.2500	04/01/49	2,233
190,000	County of Washington OH (Marietta Area Health Care Inc Obligated Group)	6.7500	12/01/52	196,982
1,110,000	Marion Port Authority (Buckeye Community Schools Obligated Group)(a)	6.8750	12/01/59	1,123,615
250,000	Ohio Housing Finance Agency (Middletown Phase Two LP)	6.2500	03/01/26	251,147
				2,042,494
	OKLAHOMA — 0.9%
630,000	Oklahoma County Finance Authority (Santa Fe South Schools Inc)	6.1250	07/01/48	615,716

	OREGON — 0.6%
370,000	Oregon State Facilities Authority (Southern Oregon Goodwill Industries)	5.5000	12/01/54	367,202

	PENNSYLVANIA — 3.7%
480,000	Lehigh County General Purpose Authority (Lehigh Valley Dual Language Charter School)	7.0000	06/01/53	509,826
835,000	Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action Inc)	6.3750	06/01/40	835,066
950,000	Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action Inc)	6.5000	06/01/45	949,955
30,000	Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action Inc)	6.6250	06/01/50	29,997
150,000	Philadelphia Authority for Industrial Development (Mathematics Science and Technology Community Charter School)	5.6250	08/01/36	150,839
				2,475,683
	PUERTO RICO — 0.0%(b)
6,000	Puerto Rico Sales Tax Financing Corp Sales Tax	4.5360	07/01/53	5,444

	SOUTH CAROLINA — 1.8%
125,000	South Carolina Jobs-Economic Development Authority (Hampton Regional Medical Center Obligated Group)	5.0000	11/01/42	113,722
500,000	South Carolina Jobs-Economic Development Authority (Kiawah Life Plan Village Inc)	7.7500	11/15/58	535,947
500,000	South Carolina Jobs-Economic Development Authority (Palms At Wildewood LLC/The)(a)	6.7500	12/01/60	529,991
				1,179,660

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 96.4% (Continued)
	TENNESSEE — 1.6%
495,000	Shelby County Health Educational & Housing Facilities (Luke Inc Obligated Group)	5.5000	10/01/39	$ 336,685
645,000	Shelby County Health Educational & Housing Facilities (Luke Inc Obligated Group)	5.7500	10/01/49	425,722
535,000	Shelby County Health Educational & Housing Facilities (Luke Inc Obligated Group)	5.7500	10/01/54	345,085
				1,107,492
	TEXAS — 7.6%
165,000	Arlington Higher Education Finance Corporation (School of Excellence in Education)	6.3750	02/15/52	159,286
1,050,000	Beaumont Housing Authority(a)	6.5000	07/01/55	1,044,662
250,000	Bexar County Health Facilities Development (Army Retirement Residence Obligated Group)	4.0000	07/15/45	197,338
165,000	City of Rowlett TX (City of Rowlett TX Bayside Public Improvement District North Improvement Area)	6.0000	09/15/46	165,238
50,000	Houston Higher Education Finance Corporation (Houston Baptist University)	5.2500	10/01/54	48,048
225,000	New Hope Cultural Education Facilities Finance (Bella Vida Forefront Living Obligated Group)	6.5000	10/01/55	233,287
110,000	New Hope Cultural Education Facilities Finance Corporation (Army Retirement Residence Obligated Group)	5.7500	07/15/52	109,118
895,000	Port Beaumont Navigation District (Allegiant Industrial Island Park LLC)	8.0000	02/01/39	671,250
60,000	San Antonio Education Facilities Corporation (Hallmark University Inc)	5.0000	10/01/31	58,423
765,000	San Antonio Education Facilities Corporation (Hallmark University Inc)	5.0000	10/01/41	654,314
1,935,000	San Antonio Education Facilities Corporation (Hallmark University Inc)	5.0000	10/01/51	1,521,069
				4,862,033
	UTAH — 1.8%
500,000	Firefly Public Infrastructure District No 1(a)	6.6250	03/01/54	515,127
500,000	GLH Public Infrastructure District No 1 (GLH Public Infrastructure District No 1)(a)	6.8750	03/01/55	514,111
130,000	Utah Infrastructure Agency	5.0000	10/15/46	128,852
				1,158,090
	VERMONT — 3.6%
1,200,000	East Central Vermont Telecommunications District	6.1250	12/01/40	1,200,516
225,000	East Central Vermont Telecommunications District	5.6000	12/01/43	217,642
170,000	East Central Vermont Telecommunications District	6.8750	12/01/46	180,136
930,000	East Central Vermont Telecommunications District(a)	4.5000	12/01/50	713,335
				2,311,629

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 96.4% (Continued)
	VIRGINIA — 0.7%
130,000	James City County Economic Development Authority (Williamsburg Landing Inc Obligated Group)	6.8750	12/01/58	$ 140,771
300,000	Peninsula Town Center Community Development	5.0000	09/01/45	297,493
				438,264
	WASHINGTON — 2.4%
100,000	King County Public Hospital District No 4	7.0000	12/01/60	102,155
400,000	Washington State Housing Finance Commission (Bayview Manor Homes Obligated Group)	6.0000	07/01/59	409,135
275,000	Washington State Housing Finance Commission (Bayview Manor Homes Obligated Group)(a)	6.0000	07/01/60	281,280
875,000	Washington State Housing Finance Commission (German Retirement Home of the State of Washington Obligated Group)	5.8750	01/01/59	851,719
				1,644,289
	WEST VIRGINIA — 0.1%
60,000	City of Huntington WV (City of Huntington WV Downtown Development/Redevelopment District No 1)	5.5000	06/01/49	60,051

	WISCONSIN — 19.8%
300,000	Public Finance Authority(a)	5.5000	11/15/32	300,794
55,000	Public Finance Authority (Campus Real Estate Holding Corp LLC)	5.5000	06/01/55	56,084
195,000	Public Finance Authority (Carver Gardens LLC)	4.6500	12/01/35	169,945
200,000	Public Finance Authority (Cedars Obligated Group)(a)	4.2500	05/01/29	183,036
945,000	Public Finance Authority (Cedars Obligated Group)(a)	5.5000	05/01/39	765,085
3,755,000	Public Finance Authority (Cedars Obligated Group)	5.7500	05/01/54	2,563,495
55,000	Public Finance Authority (CFC-SA LLC)	5.0000	02/01/62	54,891
45,000	Public Finance Authority (Cincinnati Classical Academy)(a)	5.8750	06/15/54	44,426
410,000	Public Finance Authority (Cincinnati Classical Academy)	6.0000	06/15/64	405,622
175,000	Public Finance Authority (Explore Academy-Rio Rancho)(a)	7.0000	07/01/55	176,125
721,354	Public Finance Authority (Goodwill Industries of Southern Nevada Inc)	5.7500	12/01/48	676,713
325,000	Public Finance Authority (Guilford Charter School Corp)	5.0000	04/01/47	283,054
695,000	Public Finance Authority (Guilford Charter School Corp)	5.0000	04/01/57	578,430
600,000	Public Finance Authority (Hozho Academy)(a)	7.1250	05/01/55	597,687
100,000	Public Finance Authority (Hutsonwood at Spring Hill Obligated Group)(a)	12.0000	05/16/29	114,487
50,000	Public Finance Authority (Lehigh Valley Health Network Inc)(a)	7.2500	12/01/42	50,187
575,000	Public Finance Authority (Lehigh Valley Health Network Inc)	7.5000	12/01/52	581,850

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 96.4% (Continued)
	WISCONSIN — 19.8% (Continued)
175,000	Public Finance Authority (Town of Scarborough ME Downtown Omnibus Municipal Development & TIF District)	5.0000	08/01/39	$ 177,604
195,000	Public Finance Authority (Unity Classical Charter School; A Challenge Foundation Academy)	6.8750	07/01/53	198,515
1,975,000	Public Finance Authority (WFCS Holdings LLC)	5.0000	01/01/55	1,677,320
325,000	Wisconsin Health & Educational Facilities (American Baptist Homes of the Midwest Obligated Group)	5.0000	08/01/37	220,821
395,000	Wisconsin Health & Educational Facilities (Chiara Communities Inc)	7.0000	07/01/43	350,675
75,000	Wisconsin Health & Educational Facilities (Chiara Communities Inc)	7.5000	07/01/53	65,915
300,000	Wisconsin Health & Educational Facilities (Chiara Communities Inc)	5.0000	07/01/53	256,908
1,135,000	Wisconsin Health & Educational Facilities (Chiara Housing & Services Inc Obligated Group)	5.8750	07/01/55	1,140,003
290,000	Wisconsin Health & Educational Facilities (Chiara Housing & Services Inc Obligated Group)	6.6250	07/01/60	302,443
545,000	Wisconsin Health & Educational Facilities (HOPE Christian Schools Obligated Group)	4.0000	12/01/51	355,329
445,000	Wisconsin Health & Educational Facilities (PHW Menomonee Falls Inc)	6.0000	10/01/54	459,195
				12,806,639
	TOTAL MUNICIPAL BONDS (Cost $64,173,565)			63,260,706

Shares
	SHORT-TERM INVESTMENTS — 2.9%
	MONEY MARKET FUNDS - 2.9%
1,936,098	Federated Institutional Tax-Free Cash Trust, 3.30% (Cost $1,936,098)(c)			1,936,098

	TOTAL INVESTMENTS - 99.3% (Cost $66,109,663)			$ 65,196,804
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%			468,584
	NET ASSETS - 100.0%			$ 65,665,388

LLC	- Limited Liability Company

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025 the total market value of 144A securities is 15,032,653 or 22.9% of net assets.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of October 31, 2025.
(d)	Represents issuer in default on interest payments; non-income producing security.